Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,924,000	$ 4,974,000
Stock compensation	307,000	189,000
Derivative expense	489,000
Other	44,000	160,000
Total deferred tax assets	5,764,000	5,323,000
Valuation allowance	(5,764,000)	(5,323,000)
Net deferred tax assets